Note 4. Capital Lease, in Default: Schedule of Capital Leased Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	$ 133,111	$ 49,040
Bowling Green Holdings, LLC
Capital Leased Assets, Gross	$ 420,346	$ 420,346